Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.45%
Australia–0.58%
Rio Tinto PLC	6,776	$406,629
Canada–5.86%
Canadian Pacific Kansas City Ltd.	23,680	1,661,821
Constellation Software, Inc.	597	1,890,657
Dollarama, Inc.	5,290	565,668
		4,118,146
China–1.71%
Tencent Holdings Ltd.	7,900	504,778
Trip.com Group Ltd., ADR(a)	11,007	699,825
		1,204,603
Denmark–0.30%
Novo Nordisk A/S, Class B	3,104	212,246
France–3.65%
Hermes International S.C.A.	221	581,477
L’Oreal S.A.	1,554	577,610
LVMH Moet Hennessy Louis Vuitton SE	1,738	1,076,306
TotalEnergies SE	5,103	328,801
		2,564,194
Ireland–1.67%
Accenture PLC, Class A	3,758	1,172,646
Italy–1.83%
Recordati Industria Chimica e Farmaceutica S.p.A.	13,795	781,733
Ryanair Holdings PLC	24,940	503,984
		1,285,717
Japan–2.36%
Hoya Corp.	7,200	812,580
ITOCHU Corp.	18,300	849,540
		1,662,120
Netherlands–1.75%
ASML Holding N.V.	315	208,459
IMCD N.V.	7,699	1,024,594
		1,233,053
Sweden–0.80%
Atlas Copco AB, Class A	35,046	559,805
Taiwan–1.80%
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	1,267,334
United Kingdom–7.35%
3i Group PLC	49,683	2,336,125
Berkeley Group Holdings PLC (The)	9,003	419,018
RELX PLC	37,218	1,870,624
Unilever PLC	9,012	537,719
		5,163,486
United States–64.79%
Alphabet, Inc., Class A	9,921	1,534,183
Shares		Value
United States–(continued)
Amazon.com, Inc.(b)	11,287	$2,147,465
American Express Co.	3,548	954,589
AMETEK, Inc.	6,556	1,128,550
Amphenol Corp., Class A	19,814	1,299,600
Analog Devices, Inc.	3,424	690,518
Apple, Inc.	8,998	1,998,726
Berkshire Hathaway, Inc., Class B(a)(b)	2,058	1,096,050
Broadcom, Inc.	5,124	857,911
CME Group, Inc., Class A	4,516	1,198,050
Coca-Cola Co. (The)	10,591	758,527
Copart, Inc.(a)(b)	9,633	545,132
Costco Wholesale Corp.	404	382,095
Danaher Corp.	5,349	1,096,545
EOG Resources, Inc.	8,827	1,131,975
Ferguson Enterprises, Inc.	7,909	1,267,259
Home Depot, Inc. (The)	2,992	1,096,538
JPMorgan Chase & Co.	4,558	1,118,077
Kinsale Capital Group, Inc.(a)	634	308,574
KKR & Co., Inc., Class A	4,573	528,685
Linde PLC	2,006	934,074
Marsh & McLennan Cos., Inc.	4,910	1,198,187
Martin Marietta Materials, Inc.	1,701	813,299
Mastercard, Inc., Class A	4,127	2,262,091
Medpace Holdings, Inc.(b)	1,789	545,090
Meta Platforms, Inc., Class A	2,810	1,619,572
Microsoft Corp.	11,176	4,195,359
Moody’s Corp.	1,121	522,039
Motorola Solutions, Inc.	1,184	518,367
MSCI, Inc.	1,820	1,029,210
NVIDIA Corp.	14,680	1,591,018
Old Dominion Freight Line, Inc.(a)	7,339	1,214,238
O’Reilly Automotive, Inc.(b)	960	1,375,277
Progressive Corp. (The)	3,491	987,988
Texas Instruments, Inc.	8,874	1,594,658
Thermo Fisher Scientific, Inc.	4,154	2,067,030
Union Pacific Corp.	2,993	707,066
UnitedHealth Group, Inc.	2,356	1,233,955
		45,547,567
Total Common Stocks & Other Equity Interests (Cost $55,900,847)		66,397,546
Exchange-Traded Funds–1.72%
Japan–1.72%
iShares MSCI Japan ETF (Cost $1,222,393)	17,600	1,206,656
Money Market Funds–3.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	846,113	846,113
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	1,569,960	1,569,960
Total Money Market Funds (Cost $2,416,073)		2,416,073
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.61% (Cost $59,539,313)		70,020,275
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.22%
Invesco Private Government Fund, 4.34%(c)(d)(e)	130,678	$130,678
Invesco Private Prime Fund, 4.46%(c)(d)(e)	3,539,738	3,540,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,671,478)		3,671,478
TOTAL INVESTMENTS IN SECURITIES—104.83% (Cost $63,210,791)		73,691,753
OTHER ASSETS LESS LIABILITIES–(4.83)%		(3,392,160)
NET ASSETS–100.00%		$70,299,593
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$887,016	$2,542,527	$(2,583,430)	$-	$-	$846,113	$10,610
Invesco Treasury Portfolio, Institutional Class	1,645,922	4,721,837	(4,797,799)	-	-	1,569,960	19,532
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	714,826	11,668,451	(12,252,599)	-	-	130,678	13,924*
Invesco Private Prime Fund	1,865,324	23,936,567	(22,261,091)	-	-	3,540,800	35,674*
Total	$5,113,088	$42,869,382	$(41,894,919)	$-	$-	$6,087,551	$79,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$406,629	$—	$406,629
Canada	4,118,146	—	—	4,118,146
China	699,825	504,778	—	1,204,603
Denmark	—	212,246	—	212,246
France	—	2,564,194	—	2,564,194
Ireland	1,172,646	—	—	1,172,646
Italy	—	1,285,717	—	1,285,717
Japan	1,206,656	1,662,120	—	2,868,776
Netherlands	—	1,233,053	—	1,233,053
Sweden	—	559,805	—	559,805
Taiwan	—	1,267,334	—	1,267,334
United Kingdom	—	5,163,486	—	5,163,486
United States	45,547,567	—	—	45,547,567
Money Market Funds	2,416,073	3,671,478	—	6,087,551
Total Investments	$55,160,913	$18,530,840	$—	$73,691,753
Invesco V.I. Global Core Equity Fund